(OHIO NATIONAL FINANCIAL LOGO)	One Financial Way
Cincinnati, Ohio 45242

Post Office Box 237
Cincinnati, Ohio 45201-0237
Telephone: 513-794-6100

February 22, 2008
Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC 20549

Re:	Ohio National Variable Account A (1940 Act File No. 811-1978) Post-Effective Amendment No. 27 to File No. 333-43513
Ladies and Gentlemen:
Attached hereto is post effective amendment 27 to file number 333-43513. This post effective amendment is being filed pursuant to Rule 485(a) of the Securities Act of 1933. This amendment is being filed to make certain changes regarding death benefits and the optional GMIB riders and to add clarifying language in certain other sections including disclosure regarding the actions required by us under Rule 22c-2. We will file an amendment prior to May 1, 2008, to include the required updated financial information.
The registrant acknowledges that should the Commission or the Staff, acting pursuant to delegated authority, declare the filings effective or permit them to go effective on their own, the Commission is not foreclosed from taking any action with respect to the filings. The registrant also acknowledges that the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filings effective or allowing them to go effective on their own, does not relieve the registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filings and that the registrant may not assert such action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,
/s/ Kimberly A. Plante
Kimberly A. Plante
Associate Counsel